financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Contract assets	$ 908	$ 877	$ 878
Cost/Gross amount
Credit risk
Contract assets	943	913
Allowance for doubtful accounts
Credit risk
Contract assets	(35)	(36)
The 12-month period ending one year hence
Credit risk
Contract assets	588	578
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	611	602
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(23)	(24)
The 12-month period ending two years hence
Credit risk
Contract assets	266	253
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	277	264
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(11)	(11)
Thereafter
Credit risk
Contract assets	54	46
Thereafter | Cost/Gross amount
Credit risk
Contract assets	55	47
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)	$ (1)